Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Amortization expense	$ 566	$ 733
Discontinued operations
Intangible assets, net
Amortization expense		2,257
Continuing and discontinued operations
Intangible assets, net
Amortization expense		2,990
Cost of revenues
Intangible assets, net
Amortization expense	548	712
Cost of revenues | Discontinued operations
Intangible assets, net
Amortization expense		2,071
Cost of revenues | Continuing and discontinued operations
Intangible assets, net
Amortization expense		2,783
Sales and marketing expenses
Intangible assets, net
Amortization expense	13	19
Sales and marketing expenses | Discontinued operations
Intangible assets, net
Amortization expense		3
Sales and marketing expenses | Continuing and discontinued operations
Intangible assets, net
Amortization expense		22
General and administrative expenses
Intangible assets, net
Amortization expense	$ 5	2
General and administrative expenses | Discontinued operations
Intangible assets, net
Amortization expense		183
General and administrative expenses | Continuing and discontinued operations
Intangible assets, net
Amortization expense		$ 185